Schedule of consolidated position of outstanding derivative transactions (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Notional value
Exito Group [Member]
IfrsStatementLineItems [Line Items]
Derivatives	23	R$ (27)
Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivatives	8	(3)
Derivatives [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Derivatives	(6)	(10)
Derivatives [member] | U S D B R L [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Notional value	50
Derivatives	(7)	(12)
Derivatives [member] | U S D B R L [Member] | Later Than One Year 1 [Member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 21
Due date	2023
Derivatives [member] | Interest Rate B R L [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Due date	2026
Derivatives	R$ 1	2
Derivatives [member] | U S D C O P [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 1
Derivatives [member] | U S D C O P [Member] | Later Than One Year 1 [Member]
IfrsStatementLineItems [Line Items]
Due date	2022
Derivatives [member] | U S D C O P [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivatives		1
Derivatives [member] | Interest Rate C O P [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Notional value	108,750
Derivatives [member] | Interest Rate C O P [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 102,708
Due date	2022
Derivatives		(1)
Derivatives [member] | Interest Rate C O P [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Due date	2021
Derivatives [member] | Interest Rate C O P [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 108,750
Due date	2022
Derivatives		(2)
Derivatives [member] | Interest Rate C O P [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 200,000
Due date	2023
Derivatives	R$ 1
Derivatives [member] | Interest Rate C O P [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivatives	7
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Derivatives	15	(25)
Trade Payables [Member] | U S D C O P [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 105
Due date	2022
Derivatives	R$ 15
Trade Payables [Member] | U S D C O P [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Notional value	35
Derivatives		(23)
Trade Payables [Member] | E U R C O P [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 3
Due date	2021
Derivatives		R$ (2)
Trade Payables [Member] | E U R C O P [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Due date	2021